                           AIM SMALL CAP GROWTH FUND

                            CLASS A, B AND C SHARES

                       Supplement dated January 24, 2000
                      to the Prospectus dated May 3, 1999,
                          as revised November 5, 1999
                      and as supplemented November 5, 1999


The fourth paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.

                           AIM SMALL CAP GROWTH FUND

                              ADVISOR CLASS SHARES

                       Supplement dated January 24, 2000
                      to the Prospectus dated May 3, 1999,
                          as revised November 5, 1999


The fourth paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.